Segment and geographic area data (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2011	$6,375	$2,110	$2,518	$2,732	$13,735
2010	5,979	2,073	2,978	2,936	13,966
2009	4,202	1,471	2,626	2,128	10,427
Operating profit
2011	$1,693	$368	$412	$519	$2,992
2010	1,876	491	683	1,464	4,514
2009	770	194	315	712	1,991

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia	Europe	Japan	Rest of World	Total
Revenue
2011	$1,468	$8,619	$1,822	$1,462	$364	$13,735
2010	1,539	8,903	1,760	1,366	398	13,966
2009	1,140	6,575	1,408	976	328	10,427

Schedule Of Geographic Information Long Lived Assets Text Block

Property, plant and equipment, net
2011	$2,159	$1,739	$276	$228	$26	$4,428
2010	1,694	1,575	139	249	23	3,680
2009	1,727	1,013	161	244	13	3,158